Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Hanwha Aerospace Co. Ltd.	245,003	$36,540,654
Korea Aerospace Industries Ltd.	703,207	26,379,085
		62,919,739
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	183,028	23,822,016

Automobile Components — 1.8%
Hankook Tire & Technology Co. Ltd.	741,844	23,506,668
Hanon Systems	664,106	2,406,488
Hyundai Mobis Co. Ltd.	440,061	68,612,056
		94,525,212
Automobiles — 6.1%
Hyundai Motor Co.	919,878	168,801,111
Kia Corp.	1,762,614	150,450,102
		319,251,213
Banks — 8.4%
Hana Financial Group Inc.	2,088,233	93,251,287
Industrial Bank of Korea	2,527,070	25,152,368
KakaoBank Corp.	1,171,984	18,951,677
KB Financial Group Inc.	2,617,671	150,490,668
Shinhan Financial Group Co. Ltd.	3,064,627	105,136,910
Woori Financial Group Inc.	4,787,116	49,102,970
		442,085,880
Biotechnology — 3.3%
Alteogen Inc.(a)	261,725	35,141,149
Celltrion Inc.	1,024,407	130,766,954
SK Bioscience Co. Ltd.(a)(b)	222,428	8,326,578
		174,234,681
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	48

Capital Markets — 1.2%
Korea Investment Holdings Co. Ltd.	396,160	18,685,259
Mirae Asset Securities Co. Ltd.(b)	3,231,427	16,891,599
NH Investment & Securities Co. Ltd.	1,744,566	15,494,213
Samsung Securities Co. Ltd.	382,500	10,011,961
		61,083,032
Chemicals — 3.6%
Enchem Co. Ltd.(a)	65,038	13,786,900
Hanwha Solutions Corp.	920,378	21,130,383
Kum Yang Co. Ltd.(a)	268,244	16,329,975
Kumho Petrochemical Co. Ltd.	194,284	20,756,539
LG Chem Ltd.	330,821	84,550,606
Lotte Chemical Corp.	185,304	15,187,279
SKC Co. Ltd.(a)(b)	150,932	15,286,219
		187,027,901
Construction & Engineering — 0.8%
Hyundai Engineering & Construction Co. Ltd.	732,870	17,585,708
Samsung E&A Co. Ltd.(a)	1,361,101	23,052,944
		40,638,652
Diversified Telecommunication Services — 0.5%
KT Corp.	496,236	13,249,284
LG Uplus Corp.	1,985,974	13,869,265
		27,118,549
Electric Utilities — 0.5%
Korea Electric Power Corp.(a)	2,050,895	28,853,580

Electrical Equipment — 5.8%
Doosan Enerbility Co. Ltd.(a)	2,979,923	44,935,594
Security	Shares	Value

Electrical Equipment (continued)
Ecopro BM Co. Ltd.(a)(b)	320,151	$44,708,391
Ecopro Co. Ltd.(a)(b)	647,783	44,493,720
Ecopro Materials Co. Ltd.(a)	121,541	7,023,260
HD Hyundai Electric Co. Ltd.	102,820	22,352,981
L&F Co. Ltd.(a)	177,738	20,205,476
LG Energy Solution Ltd.(a)(b)	296,568	71,435,719
POSCO Future M Co. Ltd.(b)	224,476	41,031,604
SK IE Technology Co. Ltd.(a)(b)(c)	241,348	7,567,377
		303,754,122
Electronic Equipment, Instruments & Components — 3.7%
LG Display Co. Ltd.(a)(b)	2,751,300	19,816,220
LG Innotek Co. Ltd.	129,967	23,316,345
Samsung Electro-Mechanics Co. Ltd.	443,775	49,843,941
Samsung SDI Co. Ltd.	364,821	99,674,372
		192,650,878
Entertainment — 1.6%
HYBE Co. Ltd.(b)	145,568	21,122,211
Krafton Inc.(a)	194,540	35,154,406
NCSoft Corp.	135,401	18,697,058
Netmarble Corp.(a)(c)	256,362	11,201,808
		86,175,483
Financial Services — 0.9%
Kakaopay Corp.(a)	112,151	2,526,498
Meritz Financial Group Inc.	832,523	46,131,431
		48,657,929
Food Products — 0.7%
CJ CheilJedang Corp.	84,395	21,371,478
Orion Corp./Republic of Korea	233,579	15,454,013
		36,825,491
Health Care Equipment & Supplies — 0.8%
HLB Inc.(a)(b)	929,518	41,241,286

Hotels, Restaurants & Leisure — 0.1%
Kangwon Land Inc.	402,265	4,338,976

Household Durables — 1.5%
Coway Co. Ltd.	456,562	18,697,187
LG Electronics Inc.	799,013	60,775,973
		79,473,160
Industrial Conglomerates — 3.6%
GS Holdings Corp.	517,335	16,333,039
LG Corp.	686,093	40,369,464
Samsung C&T Corp.	612,402	59,935,156
SK Inc.	296,512	37,872,011
SK Square Co. Ltd.(a)	667,946	37,469,524
		191,979,194
Insurance — 2.5%
DB Insurance Co. Ltd.	439,694	32,953,940
Samsung Fire & Marine Insurance Co. Ltd.	241,131	60,874,704
Samsung Life Insurance Co. Ltd.	593,442	36,260,523
		130,089,167
Interactive Media & Services — 3.3%
Kakao Corp.	2,026,198	63,842,970
NAVER Corp.	865,245	107,116,442
		170,959,412
IT Services — 0.8%
Posco DX Co. Ltd.(b)	411,640	10,591,009
Samsung SDS Co. Ltd.	281,373	31,214,840
		41,805,849

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.3%
Samsung Biologics Co. Ltd.(a)(c)	128,041	$67,547,459

Machinery — 2.3%
Doosan Bobcat Inc.	592,470	24,774,483
Hanwha Ocean Co. Ltd.(a)(b)	638,550	13,738,500
HD Hyundai Heavy Industries Co. Ltd.(a)(b)	165,639	15,460,246
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd.(a)	333,001	31,462,791
Samsung Heavy Industries Co. Ltd.(a)	5,542,591	36,939,851
		122,375,871
Marine Transportation — 0.4%
HMM Co. Ltd.	1,758,039	22,977,955

Metals & Mining — 3.3%
Hyundai Steel Co.	812,613	17,452,910
Korea Zinc Co. Ltd.	82,601	31,525,766
POSCO Holdings Inc.	471,299	126,387,512
		175,366,188
Oil, Gas & Consumable Fuels — 1.4%
HD Hyundai Co. Ltd.	464,660	23,156,678
SK Innovation Co. Ltd.(a)	447,649	32,539,625
S-Oil Corp.	405,802	20,089,631
		75,785,934
Passenger Airlines — 0.6%
Hanjin Kal Corp.	141,995	6,554,909
Korean Air Lines Co. Ltd.	1,619,918	24,443,572
		30,998,481
Personal Care Products — 1.1%
Amorepacific Corp.(b)	262,111	36,818,451
LG H&H Co. Ltd.	71,280	21,562,029
		58,380,480
Pharmaceuticals — 1.3%
Celltrion Pharm Inc.(a)(b)	155,447	10,059,630
Hanmi Pharm Co. Ltd.	76,897	15,770,959
SK Biopharmaceuticals Co. Ltd.(a)	231,415	14,324,566
Yuhan Corp.(b)	544,013	27,178,249
		67,333,404
Semiconductors & Semiconductor Equipment — 9.9%
Hanmi Semiconductor Co. Ltd.	322,716	37,985,795
SK Hynix Inc.	3,509,518	483,570,318
		521,556,113
Technology Hardware, Storage & Peripherals — 21.9%
CosmoAM&T Co. Ltd.(a)	171,900	19,433,214
Samsung Electronics Co. Ltd.	21,356,655	1,131,535,392
		1,150,968,606
Tobacco — 0.9%
KT&G Corp.	797,113	48,115,109

Trading Companies & Distributors — 0.2%
Posco International Corp.(b)	394,644	12,362,811
Security	Shares	Value

Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	400,253	$14,770,049

Total Common Stocks — 98.1%
(Cost: $3,434,414,937)		5,158,049,910

Preferred Stocks

Automobiles — 1.2%
Hyundai Motor Co.
Preference Shares, NVS	239,207	26,598,829
Series 2, Preference Shares, NVS	318,551	35,441,159
		62,039,988
Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	88,617	15,284,368

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	108,657	4,740,820

Total Preferred Stocks — 1.6%
(Cost: $46,139,599)		82,065,176
Total Long-Term Investments — 99.7%
(Cost: $3,480,554,536)		5,240,115,086

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	130,065,921	130,104,940
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(d)(e)	2,530,000	2,530,000

Total Short-Term Securities — 2.5%
(Cost: $132,631,730)		132,634,940

Total Investments — 102.2%
(Cost: $3,613,186,266)		5,372,750,026

Liabilities in Excess of Other Assets — (2.2)%		(114,352,488)

Net Assets — 100.0%		$5,258,397,538

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$208,037,093	$—	$(77,941,611	)(a)	$14,078	$(4,620)	$130,104,940	130,065,921	$2,183,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,110,000	—	(580,000	)(a)	—	—	2,530,000	2,530,000	129,077		—
					$14,078	$(4,620)	$132,634,940		$2,312,112		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
KOSPI 200 Index	348	06/13/24	$22,700	$(852,789)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,158,049,910	$—	$5,158,049,910
Preferred Stocks	—	82,065,176	—	82,065,176

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$132,634,940	$—	$—	$132,634,940
	$132,634,940	$5,240,115,086	$—	$5,372,750,026
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(852,789)	$—	$(852,789)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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